Components of Net Periodic Benefit Cost (Detail) - Foreign Plan - Pension Plan - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
United Kingdom
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 112	$ 75	$ 78
Interest cost	929	1,017	1,140
Expected return on plan assets	(586)	(646)	(661)
Amortization of net loss	250	0	224
Expenses	(8)	8	0
Net periodic benefit cost	697	454	781
Switzerland
Defined Benefit Plan Disclosure [Line Items]
Service cost	243	352
Interest cost	54	82
Expected return on plan assets	(47)	(48)
Amortization of prior service credit	0	88
Settlement	1,019	909
Switzerland | Includes Financial Instruments, Property Occupied by, or Other Assets
Defined Benefit Plan Disclosure [Line Items]
Service cost	243	352	402
Interest cost	54	82	159
Expected return on plan assets	(47)	(48)	(119)
Amortization of net loss	(43)	22	0
Amortization of prior service credit	(8)	(8)	0
Settlement	(214)	(136)	0
Curtailment	0	0	18
Net periodic benefit cost	$ (15)	$ 264	$ 460